Financial Instruments	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Financial Instruments

Note 16 — Financial Instruments

The Company has exposure to the following risks from its use of financial instruments:

●	Credit risk

●	Liquidity risk

●	Market risk

This note presents quantitative and qualitative information about the Company’s exposure to each of the above risks, and the Company’s objectives, policies and processes for measuring and managing risk.

The carrying amounts of cash and cash equivalents, other receivables, restricted deposits, trade payables, and other payables approximate their fair value due to the short-term maturities of such instruments.

Credit risk

The Company’s credit risk arises principally from the Company’s cash.

The Company holds cash with banks and financial institutions and in the estimation of management, the credit risk for these financial instruments is low.

Liquidity risk

The cash surpluses held by the Company that are not required for financing its current activity, are invested in interest-bearing investment channels such as: short-term deposits. This investment channels are chosen by the Company’s managements based on future forecasts of the cash the Company will require in order to meet its liabilities.

Cash flow forecasts are determined on an individual basis. The Company examines current forecasts of its liquidity requirements so as to make certain that there is sufficient cash for its operating needs.

The following are the contractual maturities of financial liabilities at undiscounted amounts and based on the future rates forecasted at the reporting date:

	December 31, 2021
	Carrying amount	Contractual cash flows	6 months or less
	U.S. dollars in thousands
Non-derivative financial liabilities
Trade payables	39	39	39
Other payables	548	548	548

	December 31, 2020
	Carrying amount	Contractual cash flows	6 months or less
	U.S. dollars in thousands
Non-derivative financial liabilities
Trade payables	55	55	55
Other payables	65	65	65

Market risk

The Company is exposed to foreign exchange risk resulting from the exposure to different currencies, mainly the NIS. Foreign exchange risk arises on recognized assets and liabilities that are denominated in a foreign currency other than the functional currency.

The Company acts to reduce the foreign exchange risk by managing an adequate part of the available liquid sources in or linked to the NIS.

	December 31, 2021
	Foreign currency
	Dollar	NIS	Euro	GBP	Total
	U.S. dollars in thousands
Financial assets and financial liabilities:
Assets:
Cash	10,359	693	4	7	11,063
Other receivables	-	210	100	-	310
Restricted deposits	-	39	-	-	39
Liabilities:
Trade payables	39	-	-	-	39
Other payables	200	358	-	-	558
Liability in respect of warrants	1,828	-	-	-	1,828
Total net exposure in statement of financial position in respect of financial assets and financial liabilities	8,292	584	104	7	8,987

	December 31, 2020
	Foreign currency
	Dollar	NIS	Euro	GBP	Total
	U.S. dollars in thousands
Financial assets and financial liabilities:
Assets:
Cash	250	384	58	7	699
Other receivables	—	30	—	—	30
Restricted deposits	—	37	—	—	37
Liabilities:
Trade payables	20	27	6	2	55
Other payables	6	59	—	—	65
Total net exposure in statement of financial position in respect of financial assets and financial liabilities	224	365	52	5	646

Sensitivity analysis

A change as of December 31, 2021 in the exchange rates of the following currencies against the dollar, as indicated below would have affected the measurement of financial instruments denominated in a foreign currency and would have increased (decreased) profit or loss and equity by the amounts shown below. This analysis is based on foreign currency exchange rate that the Company considered to be reasonably possible at the end of the reporting period. The analysis assumes that all other variables remain constant. The analysis was performed on the same basis for 2020.

	December 31, 2021
	Increase		Decrease
	Profit or loss	Equity	Profit or loss	Equity
	U.S. dollars in thousands
Change in the exchange rate of:
10% in the NIS	58	58	(58)	(58)
10% in the GBP	1	1	(1)	(1)
10% in the Euro	10	10	(10)	(10)

	December 31, 2020
	Increase		Decrease
	Profit or loss	Equity	Profit or loss	Equity
	U.S. dollars in thousands
Change in the exchange rate of:
10% in the NIS	37	37	(37)	(37)
10% in the GBP	1	1	(1)	(1)
10% in the Euro	5	5	(5)	(5)

D.	Fair value of financial instruments

The carrying amounts of certain financial assets and liabilities, including cash, trade receivables, other receivables, trade payables and other payables are the same or proximate to their fair value.

As part of the IPO (refer to Note 8A(i)), the Company issued 2,000,000 warrants to investors. At the grant date and December 31, 2021, the Company measured their fair value and the changes in fair value were recognized in profit or loss.

The fair value of the liability in respect to the warrants at their issuance date (December 13, 2021) was determined by using the Monte-Carlo model (fair value measurement at level 2), and as of the end of the year according to the warrant price at the stock market (fair value measurement at level 1). The table below presents an analysis of the fair value of the liability in respect to the warrants at their issuance date (December 13, 2021) and at the end of the year:

	December 13, 2021	December 31, 2021
	Thousands USD	Thousands USD
Financial liabilities:
Warrants	4,560	1,828

Total	4,560	1,828

Details regarding fair value measurement at Levels 2

The fair value of the warrants was measured using the Monte-Carlo model. The following inputs were used to determine the fair value:

December 13, 2021

Expected volatility (a)	90.61%
Share price (d)	3.72
Risk-free interest rate (b)	1.30
Expected life (years) (c)	5

(a)	Based on the historical volatility of comparable companies.
(b)	Based on traded zero-coupon U.S. treasury bonds with maturity equal to expected terms.
(c)	Based on contractual terms.
(d)	Derived from the issuance of the equity units issued in Company’s IPO.